Exploration and Evaluation Assets (Details Narrative) $ / shares in Units, kr in Thousands, $ in Thousands, $ in Thousands										12 Months Ended
	May 04, 2018 CAD ($)	May 04, 2018 DKK (kr)	Apr. 11, 2016	Jan. 04, 2016 CAD ($) $ / shares	Aug. 01, 2015 CAD ($)	Mar. 04, 2012 CAD ($)	Mar. 04, 2012 DKK (kr)	Aug. 15, 2011 CAD ($)	Aug. 15, 2011 DKK (kr)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 DKK (kr)	Dec. 31, 2015 CAD ($)	Dec. 31, 2015 DKK (kr)	Dec. 31, 2018 DKK (kr)	Dec. 31, 2015 DKK (kr)	Mar. 12, 2013
Statement Line Items [Line Items]
Acquisition and exploration related cost										$ 14,566			$ 11,385	$ 8,604
Reclamation deposit										14			14
Minimum [Member]
Statement Line Items [Line Items]
Exploration requirement
Post Creek Property [Member]
Statement Line Items [Line Items]
Percentage of interest in property to be acquired on basis of option agreement																				100.00%
Advances payable annually on net smelter return royalties					$ 10					10			10
Exploration and license related expenditures										293			53
Halcyon Property [Member]
Statement Line Items [Line Items]
Advances payable annually on net smelter return royalties					$ 8					8			8
Exploration and license related expenditures										22			14
Quetico Property [Member]
Statement Line Items [Line Items]
Acquisition and exploration related cost										64
Total annual work requirement cost										324
Section 35 Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										2			3
Length of metallic minerals lease				10 years
Reclamation deposit				$ 14
Section 35 Property [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Reclamation deposit				$ 10
Section 35 Property [Member] | Not Later Than Five Years [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares				$ 3.00
Section 35 Property [Member] | Later Than Five Years and Not Later Than Ten Years [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares				6.00
Section 35 Property [Member] | Year 11 Onwards [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Additional annual rental fee | $ / shares				$ 5.00
Section 35 Property [Member] | Minimum [Member]
Statement Line Items [Line Items]
Percentage of production royalty payable				2.00%
Section 35 Property [Member] | Minimum [Member] | Year 11 Onwards [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares				$ 10.00
Section 35 Property [Member] | Maximum [Member]
Statement Line Items [Line Items]
Percentage of production royalty payable				2.50%
Section 35 Property [Member] | Maximum [Member] | Year 11 Onwards [Member] | US Dollar [Member]
Statement Line Items [Line Items]
Annual rental fee | $ / shares				$ 55.00
Maniitsoq Property [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										$ 13,586			12,064
Percentage of net smelter return royalties										2.50%	2.50%	2.50%
Percentage of net smelter return royalties after reduction										1.00%	1.00%	1.00%
Payment required to reduce net smelter return royalties										$ 2,000
Number of days from decision to commence commercial production to reduce net smelter return royalties										60 days	60 days	60 days
Period of additional license application for years 11-13										3 years	3 years	3 years
Period of additional license application after year 13										3 years	3 years	3 years
Sulussugut License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										$ 10,795			11,079
License fee paid								$ 6						$ 8
Period of additional license application after first period			5 years
Exploration requirement																$ 15,808
Approved exploration expenditures										16,342
Total carried credits										66,951
Exploration cost										55,732						$ 26,116
Sulussugut License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr									kr 31						kr 40
Exploration requirement													44,374				kr 83,809
Accumulated exploration credits | kr																			kr 100,304
Approved exploration expenditures | kr											kr 79,604
Total carried credits | kr											326,111
Carbonatite License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										1,369
License fee paid	$ 7
Exploration requirement													8,955
Total carried credits												$ 2,018
Period of license	5 years	5 years
Exploration cost										1,362
Carbonatite License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr		kr 31
Total carried credits | kr											kr 9,830
Carbonatite License [Member] | Minimum [Member]
Statement Line Items [Line Items]
Exploration requirement										55
Carbonatite License [Member] | Minimum [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
Exploration requirement										269
Ininngui License [Member]
Statement Line Items [Line Items]
Exploration and license related expenditures										1,423			$ 985
License fee paid						$ 6
Accumulated exploration credits										7,290
Period of license														5 years	5 years
Exploration cost										$ 5,121
Percentage of difference between minimum exploration expenditures and actual spend on exploration costs payable in cash										50.00%	50.00%	50.00%
Ininngui License [Member] | Danish Krone [Member]
Statement Line Items [Line Items]
License fee paid | kr							kr 32
Accumulated exploration credits | kr																		kr 35,509